Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Intangible assets gross	$ 12,639,000	$ 12,331,000	$ 12,331,000
Less: accumulated amortization	(3,439,947)	(2,345,871)	(887,103)
Intangible assets, net	9,199,053	9,985,129	$ 11,443,897
Customer relationships [Member]
Intangible Assets [Line Items]
Intangible assets gross	9,024,000	9,024,000
Marketing-related [Member]
Intangible Assets [Line Items]
Intangible assets gross	2,992,000	2,684,000
Technology-related [Member]
Intangible Assets [Line Items]
Intangible assets gross	$ 623,000	$ 623,000